Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Ricoh's Lease Receivables

Information pertaining to Ricoh’s lease receivables as of March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Future minimum lease payments to be received	¥624,321	¥645,010	$7,865,976
Estimated non-guaranteed residual values	8,750	8,954	109,195
Unearned income	(40,720)	(41,133)	(501,622)
Allowance for doubtful receivables	(10,527)	(8,472)	(103,317)

Lease receivables, net	581,824	604,359	7,370,232
Less - Current portion of lease receivable, net	(202,938)	(212,101)	(2,586,598)

Amounts due after one year, net	¥378,886	¥392,258	$4,783,634

Schedule Of Minimum Lease Payments On Operating Leases

As of March 31, 2012, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2013	¥230,153
2014	173,413
2015	124,895
2016	76,136
2017	32,075
2018 and thereafter	8,338

Total	¥645,010

Schedule Of Loan Activities

finance receivables, net in the accompanying consolidated balance sheets. Loan activities for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
New loans	¥15,392	¥15,465	¥22,222	$271,000
Repayment of outstanding loans	8,586	9,777	11,519	140,476

Schedule Of Key Economic Assumptions Used In Measuring The Fair Value Of Retained Interests Related To The Securitization Transactions

consolidated balance sheet. The main effects on Ricoh’s consolidated financial position are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current maturities of long-term finance receivables, net	¥8,460	¥15,487	$188,866
Long-term finance receivables, net	15,849	30,225	368,598
Current maturities of long-term indebtedness	7,044	12,487	152,280
(Including secured loans caused by lease transactions)	(3,107)	(11,835)	(144,329)
Long-term indebtedness	13,197	24,371	297,207
(Including secured loans caused by lease transactions)	(5,820)	(23,096)	(281,659)

Schedule Of Certain Cash Flows Received From And Paid To SPE For All Securitization Activities

The following table summarizes certain cash flows received from and paid to the SPE for all securitization activities of which lease receivables had been derecognized, for the year ended March 31, 2010:

Millions of Yen
2010
Servicing fees received	¥11
Repurchases of delinquent or ineligible assets	1,606
Transferred lease receivables, net of retained interest	8,811
Repurchases of terminated securitization of assets	—
Payments by terminating revolving securitization of assets	1,141

Ricoh's Foreign Subsidiaries Transferred Lease Receivables
Schedule Of Assets And Liabilities Accounted For As Secured Loans

of financial assets. The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current maturities of long-term finance receivables, net	¥1,686	¥1,397	$17,037
Long-term finance receivables, net	6,827	6,919	84,378
Current maturities of long-term indebtedness	1,686	1,397	17,037
Long-term indebtedness	6,827	6,919	84,378